condensed interim consolidated financial statements (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
condensed interim consolidated financial statements
Mobile handsets, parts and accessories	$ 283		$ 283		$ 328
Costs of goods sold	$ 527	$ 384	$ 1,031	$ 786